UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22744

American Funds Corporate Bond Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: May 31

Date of reporting period: November 30, 2018

Steven I. Koszalka

American Funds Corporate Bond Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds Corporate Bond Fund®

Semi-annual report for the six months ended November 30, 2018

A research-driven
fund of high-quality
corporate bonds

Beginning January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, we intend to no longer mail paper copies of the fund’s shareholder reports, unless specifically requested from American Funds or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the American Funds website (americanfunds.com); you will be notified by mail and provided with a website link to access the report each time a report is posted. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. If you prefer to receive shareholder reports and other communications electronically, you may update your mailing preferences with your financial intermediary, or enroll in e-delivery at americanfunds.com (for accounts held directly with the fund).

You may elect to receive paper copies of all future reports free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you may inform American Funds that you wish to continue receiving paper copies of your shareholder reports by contacting us at (800) 421-4225. Your election to receive paper reports will apply to all funds held with American Funds or through your financial intermediary.

American Funds Corporate Bond Fund seeks to provide maximum total return consistent with capital preservation and prudent risk management.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For more than 85 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit americanfunds.com.

Here are total returns on a $1,000 investment with all distributions reinvested for periods ended December 31, 2018 (the most recent calendar quarter-end):

	Cumulative total return	Average annual total return
			Lifetime
Class A shares	1 year	5 years	(since 12/14/12)

Reflecting 3.75% maximum sales charge	–6.11%	2.91%	2.20%

The total annual fund operating expense ratio was 1.02% for Class A shares as of the prospectus dated August 1, 2018. The net expense ratio was 0.90%.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently reimbursing a portion of other expenses. This reimbursement will be in effect through at least August 1, 2019. After that time, the adviser may elect at its discretion to extend, modify or terminate the reimbursement. Investment results and the net expense ratio shown reflect the reimbursement, without which the results would have been lower and the expenses would have been higher. Refer to the fund’s most recent prospectus for details. Visit americanfunds.com for more information.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

We are pleased to present you with the semiannual report for American Funds Corporate Bond Fund. For the six-month period ended November 30, 2018, the fund declined 0.99%, with all dividends reinvested. By way of comparison, the Bloomberg Barclays U.S. Corporate Investment Grade Index declined 1.25%, while the fund’s peer group, as measured by the Lipper Corporate Debt Funds BBB-Rated Average, lost 1.18%. During this time, the fund generated dividends totaling over 13 cents a share, providing investors who reinvested dividends with an income return of 2.50% over the past year.

At the end of the period, the fund’s corporate holdings — representing about 90% of the portfolio — were diversified across a variety of sectors. Bonds issued by financial firms made up 18.3% of the portfolio, health care comprised 14.1% and utilities came to 13.7%. Industry exposure in the energy sector totaled 11.3%, while consumer staples was 9.9%. Roughly 6.0% of the portfolio was invested in government securities, primarily U.S. Treasury notes. About 69% of the fund consisted of U.S. securities, with the rest chiefly invested in bonds from the United Kingdom, Germany and Canada. A summarized list of fund holdings begins on page 4.

Global growth moderating

U.S. economic growth has continued apace, with third-quarter GDP recording a 3.5% increase over the previous period. Personal consumption was the largest

Results at a glance

For periods ended November 30, 2018, with all distributions reinvested

	Cumulative total returns		Average annual total returns
					Lifetime
	6 months	1 year	3 years	5 years	(since 12/14/12)

American Funds Corporate Bond Bond Fund (Class A shares)	–0.99%	–3.09%	2.57%	3.38%	2.67%
Bloomberg Barclays U.S. Corporate Investment Grade Index*	–1.25	–3.04	2.49	2.94	2.24
Lipper Corporate Debt Funds BBB-Rated Average†	–1.18	–2.98	2.33	2.63	1.98
Lipper Corporate Debt Funds A-Rated Average†	–1.06	–2.58	1.97	2.60	1.79

*	Source: Bloomberg Index Services Ltd. The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.
†	Source: Thomson Reuters Lipper. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category.

American Funds Corporate Bond Fund	1

contributor to the increase in growth, which is consistent with consumer confidence being at its highest level since late 2000. Job growth in the U.S. remains relatively strong, and wages are rising commensurately. The Atlanta Federal Reserve wage tracker’s latest reading registered a 4.1% increase. The number of job openings was greater than the number of unemployed persons over the period, which should provide support for continued employment and wage growth.

More restrictive monetary policy by the U.S. Federal Reserve and the reduction of asset purchases by the European Central Bank has led global central bank asset accumulation (known as quantitative easing) to slow. Economic growth outside of the U.S. has decelerated, with Europe, China and Japan registering slowdowns, particularly in manufacturing.

Beginning in October, U.S. stocks and credit assets began a selloff which moved into correction territory. Several factors contributed, including simmering trade tensions between the U.S. and China and uncertainty over the fate of Brexit. Markets also have been concerned by the U.S. Federal Reserve’s continued balance sheet run-off, known as quantitative tightening, and by the U.S. Treasury yield curve from the two-year to the five-year maturity points inverting, meaning that five-year bond yields dipped below two-year yields.

Waning demand for corporate bonds

Corporate bond spreads were mixed over the last six months, but ultimately ended the period at their highest levels since 2016. Investors sought safe-haven assets during the aforementioned extended selloff, sending the 10-year U.S. Treasury yield down. Issuance has also lagged, down almost 15% year-over-year as of November 30th. Late-cycle economic conditions, combined with more restrictive monetary policy and financial conditions, are likely to drive increasing volatility in both credit markets and risk assets, broadly.

Inside the fund

In an increasingly volatile environment, the fund managers continue to evaluate opportunities and exposures carefully, focusing on companies with improving credit trajectories and strong management teams. In fact, relative returns in the fund over the past six months were driven by issuer selection more so than all other factors combined.

Notable new issues in which the fund participated included those from Comcast and Bayer, both of which were top 10 holdings at the end of the period. Both were related to acquisitions, with research indicating strong business strategies and rationale. Comcast borrowed $27 billion to help fund its $39 billion purchase of U.K.-based Sky plc, whereas Bayer issued $15 billion to secure long-term financing for its Monsanto acquisition.

2	American Funds Corporate Bond Fund

Turning to corporate sectors, the fund is overweight bonds issued by electric utilities versus the index. Our position in the sector is the result of finding companies we believe have an overall defensiveness and valuations which are attractive relative to more volatile sectors. Regulation is one of the key risks within electrical utilities, and overall regulatory uncertainty has been declining in recent years. Companies are more focused on improving relationships with lawmakers and administrators. The past six months also offered many individual opportunities within the sector, such as California wildfire risks, corporate restructuring, mergers and acquisitions.

Outlook

Macroeconomic and geopolitical issues continue to make the investment environment volatile and challenging. More than ever, corporate bond investing in today’s market requires deep credit research. Our managers rely on rigorous analysis that seeks to determine which industry, company or security mix, in an expected economic environment, will provide the outcome that helps investors pursue their financial objectives. We thank you for making American Funds Corporate Bond Fund part of your portfolio.

Cordially,

David S. Lee
President

January 16, 2019

For current information about the fund, visit americanfunds.com.

The fund’s 30-day yield for Class A shares as of December 31, 2018, reflecting the 3.75% maximum sales charge and calculated in accordance with the U.S. Securities and Exchange Commission formula, was 3.30% (3.25% without the reimbursement).

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Investing in bonds issued outside the U.S. may be subject to additional risks. They include currency fluctuations, political and social instability, differing securities regulations and accounting standards, higher transaction costs, possible changes in taxation, illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

American Funds Corporate Bond Fund	3

Summary investment portfolio November 30, 2018	unaudited

Industry sector diversification	Percent of net assets

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	5.26%
AAA/Aaa	1.57
AA/Aa	14.38
A/A	31.28
BBB/Baa	41.70
Below investment grade	1.93
Short-term securities & other assets less liabilities	3.88
*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies.
†	These securities are guaranteed by the full faith and credit of the U.S. government.

Bonds, notes & other debt instruments 96.12%	Principal amount (000)	Value (000)
Corporate bonds & notes 90.03%
Financials 18.26%
Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)[1]	$3,000	$2,941
Bank of America Corp. 3.86%–3.97% 2024–2029[1]	2,606	2,532
Citigroup Inc. 4.075% 2029 (3-month USD-LIBOR + 1.192% on 4/23/2028)[1]	4,048	3,894
Citigroup Inc. 2.70%–4.65% 2021–2048[1]	3,185	3,145
HSBC Holdings PLC 4.583% 2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)[1]	2,573	2,522
JPMorgan Chase & Co. 3.559% 2024 (3-month USD-LIBOR + 0.73% on 4/23/2023)[1]	2,940	2,885
JPMorgan Chase & Co. 3.797% 2024 (3-month USD-LIBOR + 0.89% on 7/23/2023)[1]	1,100	1,089
JPMorgan Chase & Co. 4.203% 2029 (3-month USD-LIBOR + 1.26% on 7/23/2028)[1]	3,423	3,361

4	American Funds Corporate Bond Fund

	Principal amount (000)	Value (000)
JPMorgan Chase & Co. 4.452% 2029 (3-month USD-LIBOR + 1.33% on 12/5/2028)[1]	$2,690	$2,695
Wells Fargo & Co. 3.55% 2023	3,525	3,467
Other securities		65,612
		94,143

Health care 14.06%
Allergan PLC 3.45% 2022	3,584	3,508
Bayer US Finance II LLC 4.375% 2028[2]	5,990	5,758
Bayer US Finance II LLC 3.88%–4.25% 2023–2025[2]	1,500	1,465
Becton, Dickinson and Co. 3.70% 2027	2,920	2,727
Cigna Corp. 4.375% 2028[2]	3,260	3,207
Cigna Corp. 3.75%–4.90% 2023–2048[2]	2,960	2,857
CVS Health Corp. 5.05% 2048	2,935	2,854
CVS Health Corp. 3.35%–4.78% 2021–2038	2,975	2,880
EMD Finance LLC 3.25% 2025[2]	3,770	3,567
Pfizer Inc. 3.20% 2023	2,407	2,387
Takeda Pharmaceutical Co., Ltd. 4.40% 2023[2]	2,414	2,437
Takeda Pharmaceutical Co., Ltd. 5.00% 2028[2]	7,168	7,258
Teva Pharmaceutical Finance Co. BV 2.80% 2023	5,365	4,708
Teva Pharmaceutical Finance Co. BV 3.15%–4.10% 2026–2046	2,265	1,665
Other securities		25,205
		72,483

Utilities 13.65%
AEP Transmission Co. LLC 4.25% 2048	200	191
American Electric Power Co., Inc. 3.65% 2021	1,600	1,600
American Electric Power Co., Inc. 4.30% 2028	4,740	4,736
Empresa Nacional de Electricidad SA 4.25% 2024	150	146
Enel Chile SA 4.875% 2028	145	142
Enel Finance International SA 3.50% 2028[2]	3,400	2,851
Enel Finance International SA 3.63%–6.00% 2027–2039[2]	1,255	1,139
Enel Società per Azioni 8.75% 2073[1,2]	1,000	1,053
Exelon Corp. 3.497% 2022[1]	3,125	3,033
Pacific Gas and Electric Co. 2.45%–4.65% 2022–2047[2]	7,852	6,777
SCANA Corp. 4.75% 2021	2,450	2,460
SCANA Corp. 4.13%–6.25% 2020–2022	1,100	1,104
South Carolina Electric & Gas Co. 3.50% 2021	4,625	4,602
South Carolina Electric & Gas Co. 4.25% 2028	3,000	3,009
South Carolina Electric & Gas Co. 4.10%–5.30% 2033–2046	1,354	1,358
Other securities		36,173
		70,374

Energy 11.32%
BP Capital Markets PLC 4.234% 2028	2,530	2,543
Cenovus Energy Inc. 5.40% 2047	3,763	3,150
Chevron Corp. 2.498% 2022	3,490	3,387
Chevron Corp. 1.56%–2.95% 2019–2026	1,535	1,492
Energy Transfer Partners, LP 4.20%–6.13% 2027–2048	6,832	6,231
Equinor ASA 3.625% 2028	3,345	3,267
TransCanada PipeLines Ltd. 4.25% 2028	2,920	2,845
Williams Partners LP 4.50% 2023	3,910	3,928
Other securities		31,484
		58,327

American Funds Corporate Bond Fund	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds & notes (continued)
Consumer staples 9.91%
British American Tobacco PLC 3.557% 2027	$4,880	$4,355
British American Tobacco PLC 4.54% 2047	3,755	3,061
British American Tobacco PLC 2.30%–3.22% 2020–2024	2,520	2,387
Keurig Dr. Pepper Inc. 4.057% 2023[2]	3,085	3,045
Keurig Dr. Pepper Inc. 4.597% 2028[2]	2,576	2,536
Keurig Dr. Pepper Inc. 3.55%–5.09% 2021–2048[2]	3,448	3,333
Procter & Gamble Co. 1.75% 2019	3,450	3,418
Reynolds American Inc. 4.45%–5.85% 2025–2045	450	437
WM. Wrigley Jr. Co. 3.375% 2020[2]	2,950	2,947
Other securities		25,555
		51,074

Consumer discretionary 5.80%
Sands China Ltd. 5.40% 2028[2]	2,500	2,395
Other securities		27,507
		29,902

Communication services 5.38%
AT&T Inc. (3-month USD-LIBOR + 1.18%) 3.514% 2024[3]	2,990	2,950
CCO Holdings LLC and CCO Holdings Capital Corp. 3.58%–5.75% 2020–2048	5,695	5,300
Comcast Corp. 3.95%–4.70% 2025–2048	7,325	7,129
NBC Universal Enterprise, Inc. 5.25% 2049 (undated) [2]	475	482
Vodafone Group PLC 5.25% 2048	2,775	2,567
Vodafone Group PLC 3.75%–4.38% 2024–2028	3,138	3,033
Other securities		6,279
		27,740

Industrials 4.77%
CSX Corp. 3.80% 2028	3,025	2,926
Rockwell Collins, Inc. 2.80% 2022	390	378
United Technologies Corp. 4.125% 2028	3,190	3,139
United Technologies Corp. 3.13%–3.95% 2023–2027	2,340	2,293
Other securities		15,821
		24,557

Real estate 2.54%
Westfield Corp. Ltd. 3.15% 2022[2]	4,585	4,492
Other securities		8,577
		13,069

Information technology 2.41%
Other securities		12,443

Materials 1.93%
DowDuPont Inc. 4.725% 2028	3,140	3,190
Other securities		6,737
		9,927

Total corporate bonds & notes		464,039

U.S. Treasury bonds & notes 5.26%
U.S. Treasury 4.41%
U.S. Treasury 2.50% 2020	3,291	3,276
U.S. Treasury 2.875% 2023	8,905	8,914
U.S. Treasury 3.125% 2028	3,686	3,725

6	American Funds Corporate Bond Fund

	Principal amount (000)	Value (000)
U.S. Treasury 3.00% 2048[4]	$2,766	$2,607
U.S. Treasury 2.63%–3.13% 2021–2048	4,253	4,239
		22,761

U.S. Treasury inflation-protected securities 0.85%
U.S. Treasury Inflation-Protected Security 0.625% 2023[5]	4,451	4,369

Total U.S. Treasury bonds & notes		27,130

Other bonds & notes 0.83%
Other securities		4,302

Total bonds, notes & other debt instruments (cost: $511,661,000)		495,471

Short-term securities 3.44%
Chevron Corp. 2.26% due 12/5/2018[2]	2,700	2,699
Estée Lauder Companies Inc. 2.20% due 12/5/2018[2]	5,000	4,999
HSBC USA Inc. 2.30% due 12/3/2018[2]	10,000	9,999

Total short-term securities (cost: $17,697,000)		17,697
Total investment securities 99.56% (cost: $529,358,000)		513,168
Other assets less liabilities 0.44%		2,289

Net assets 100.00%		$515,457

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[6] (000)	Value at 11/30/2018[7] (000)	Unrealized appreciation (depreciation) at 11/30/2018 (000)
5 Year U.S. Treasury Note Futures	Long	24	April 2019	$2,400	$2,711	$5
10 Year Ultra U.S. Treasury Note Futures	Short	60	March 2019	(6,000)	(7,590)	(34)
30 Year Ultra U.S. Treasury Bond Futures	Long	18	March 2019	1,800	2,743	3
						$(26)

American Funds Corporate Bond Fund	7

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 11/30/2018 (000)	Upfront payments/ receipts (000)	Unrealized appreciation at 11/30/2018 (000)
3-month USD-LIBOR	2.51%	11/10/2047	$1,900	$240	$—	$240

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Step bond; coupon rate may change at a later date.
[2]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $135,450,000, which represented 26.28% of the net assets of the fund.
[3]	Coupon rate may change periodically.
[4]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $187,000, which represented .04% of the net assets of the fund.
[5]	Index-linked bond whose principal amount moves with a government price index.
[6]	Notional amount is calculated based on the number of contracts and notional contract size.
[7]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

LIBOR = London Interbank Offered Rate

USD/$ = U.S. dollars

See notes to financial statements

8	American Funds Corporate Bond Fund

Financial statements

Statement of assets and liabilities at November 30, 2018	unaudited (dollars in thousands)

Assets:
Investment securities in unaffiliated issuers, at value (cost: $529,358)		$513,168
Cash		312
Receivables for:
Sales of investments	$8,817
Sales of fund’s shares	1,080
Interest	4,341
Variation margin on futures contracts	7
Other	6	14,251
		527,731
Liabilities:
Payables for:
Purchases of investments	11,136
Repurchases of fund’s shares	730
Dividends on fund’s shares	9
Investment advisory services	194
Services provided by related parties	153
Trustees’ deferred compensation	1
Variation margin on futures contracts	13
Variation margin on swap contracts	8
Other	30	12,274
Net assets at November 30, 2018		$515,457

Net assets consist of:
Capital paid in on shares of beneficial interest		$541,539
Total accumulated loss		(26,082)
Net assets at November 30, 2018		$515,457

See notes to financial statements

American Funds Corporate Bond Fund	9

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (52,785 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$408,709	41,854	$9.77
Class C	16,197	1,659	9.77
Class T	10	1	9.77
Class F-1	5,490	562	9.77
Class F-2	29,729	3,044	9.77
Class F-3	8,788	900	9.77
Class 529-A	23,888	2,446	9.77
Class 529-C	4,537	465	9.77
Class 529-E	943	96	9.77
Class 529-T	10	1	9.77
Class 529-F-1	3,611	370	9.77
Class R-1	432	44	9.77
Class R-2	3,444	353	9.77
Class R-2E	434	44	9.77
Class R-3	4,919	504	9.77
Class R-4	1,832	188	9.77
Class R-5E	353	36	9.77
Class R-5	817	84	9.77
Class R-6	1,314	134	9.77

See notes to financial statements

10	American Funds Corporate Bond Fund

Statement of operations for the six months ended November 30, 2018	unaudited (dollars in thousands)

Investment income:
Income:
Interest		$9,540
Fees and expenses*:
Investment advisory services	$1,180
Distribution services	785
Transfer agent services	317
Administrative services	47
Reports to shareholders	31
Registration statement and prospectus	223
Trustees’ compensation	2
Auditing and legal	8
Custodian	2
Other	34	2,629
Net investment income		6,911

Net realized loss and unrealized depreciation:
Net realized loss on:
Investments in unaffiliated issuers	(6,509)
Futures contracts	(69)
Swap contracts	(1)	(6,579)
Net unrealized (depreciation) appreciation on:
Investments in unaffiliated issuers	(6,022)
Futures contracts	36
Swap contracts	84	(5,902)
Net realized loss and unrealized depreciation		(12,481)

Net decrease in net assets resulting from operations		$(5,570)

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

See notes to financial statements

American Funds Corporate Bond Fund	11

Statements of changes in net assets

(dollars in thousands)

	Six months ended November 30, 2018*	Year ended May 31, 2018
Operations:
Net investment income	$6,911	$9,328
Net realized loss	(6,579)	(1,751)
Net unrealized depreciation	(5,902)	(13,547)
Net decrease in net assets resulting from operations	(5,570)	(5,970)

Distributions paid or accrued to shareholders	(6,804)	(10,479)†

Net capital share transactions	19,568	279,269

Total increase in net assets	7,194	262,820

Net assets:
Beginning of period	508,263	245,443
End of period	$515,457	$508,263

*	Unaudited
†	Prior year comparative amounts have been adjusted to reflect current presentation under new accounting standards. Prior year distributions were $9,270 from net investment income and $1,209 from net realized gains on investments.

See notes to financial statements

12	American Funds Corporate Bond Fund

Notes to financial statements	unaudited

1. Organization

American Funds Corporate Bond Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide maximum total return consistent with capital preservation and prudent risk management.

The fund has 19 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75%	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after 10 years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

American Funds Corporate Bond Fund	13

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of

14	American Funds Corporate Bond Fund

inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security;

American Funds Corporate Bond Fund	15

relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are

16	American Funds Corporate Bond Fund

reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of November 30, 2018 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$464,039	$—	$464,039
U.S. Treasury bonds & notes	—	27,130	—	27,130
Other	—	4,302	—	4,302
Short-term securities	—	17,697	—	17,697
Total	$—	$513,168	$—	$513,168

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$8	$—	$—	$8
Unrealized appreciation on interest rate swaps	—	240	—	240
Liabilities:
Unrealized depreciation on futures contracts	(34)	—	—	(34)
Total	$(26)	$240	$—	$214

*	Futures contracts and interest rate swaps are not included in the investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

American Funds Corporate Bond Fund	17

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult for the fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction.

Liquidity risk — Certain fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or

18	American Funds Corporate Bond Fund

contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs.

Investing outside the U.S. — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

American Funds Corporate Bond Fund	19

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, or FCM, in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract. Securities deposited as initial margin, if any, are disclosed in the investment portfolio and cash deposited as initial margin, if any, is reflected as restricted cash pledged for futures contracts in the fund’s statement of assets and liabilities.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, the fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $8,814,000.

Interest rate swaps — The fund has entered into interest rate swap contracts, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The fund’s investment adviser uses interest rate swaps to seek to manage the interest rate sensitivity of the fund by

20	American Funds Corporate Bond Fund

increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the fund’s investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the fund’s investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a variation margin based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in the fund’s statement of operations. The average month-end notional amount of interest rate swaps while held was $1,900,000.

American Funds Corporate Bond Fund	21

The following tables present the financial statement impacts resulting from the fund’s use of futures contracts and interest rate swaps as of, or for the six months ended, November 30, 2018 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$8	Unrealized depreciation*	$34
Swaps	Interest	Unrealized appreciation*	240	Unrealized depreciation*	—
			$248		$34

		Net realized loss		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(69)	Net unrealized appreciation on futures contracts	$36
Swaps	Interest	Net realized loss on swap contracts	(1)	Net unrealized appreciation on swap contracts	84
			$(70)		$120

*	Includes cumulative appreciation/depreciation on futures contracts and interest rate swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the statement of assets and liabilities.

Collateral — The fund participates in a collateral program due to its use of futures contracts and interest rate swaps that calls for the fund to pledge highly liquid assets, such as cash or U.S. government securities, as collateral for initial and variation margin by contract. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash in the fund’s statement of assets and liabilities.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

22	American Funds Corporate Bond Fund

As of and during the period ended November 30, 2018, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Interest income is recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold and amortization of premiums and discounts. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of May 31, 2018, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$161
Post-October capital loss deferral*	(3,561)

*	This deferral is considered incurred in the subsequent year.

As of November 30, 2018, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$995
Gross unrealized depreciation on investments	(17,263)
Net unrealized depreciation on investments	(16,268)
Cost of investments	529,650

American Funds Corporate Bond Fund	23

Distributions paid or accrued were characterized for tax purposes as follows (dollars in thousands):

	Six months ended November 30, 2018					Year ended May 31, 2018
Share class	Ordinary income		Long-term capital gains	Total distributions paid or accrued		Ordinary income		Long-term capital gains		Total distributions paid or accrued
Class A	$5,462		$—	$5,462		$8,428		$293		$8,721
Class C	159		—	159		260		13		273
Class T	—	*	—	—	*	—	*	—	*	—	*
Class F-1	84		—	84		150		5		155
Class F-2	404		—	404		461		15		476
Class F-3	130		—	130		190		6		196
Class 529-A	319		—	319		367		13		380
Class 529-C	42		—	42		58		3		61
Class 529-E	11		—	11		17		1		18
Class 529-T	—	*	—	—	*	—	*	—	*	—	*
Class 529-F-1	41		—	41		41		1		42
Class R-1	3		—	3		3		—	*	3
Class R-2	34		—	34		39		2		41
Class R-2E	4		—	4		3		—	*	3
Class R-3	54		—	54		47		2		49
Class R-4	25		—	25		31		1		32
Class R-5E	4		—	4		1		—	*	1
Class R-5	11		—	11		13		—	*	13
Class R-6	17		—	17		15		—	*	15
Total	$6,804		$—	$6,804		$10,124		$355		$10,479

*	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.460% on the first $500 million of average daily net assets and decreasing to 0.310% on such assets in excess of $1 billion. For the six months ended November 30, 2018, the investment advisory services fee was $1,180,000, which was equivalent to an annualized rate of 0.457% of average daily net assets.

24	American Funds Corporate Bond Fund

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of November 30, 2018, unreimbursed expenses subject to reimbursement totaled $5,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, T, F, 529 and R shares. Administrative services are provided by CRMC to help assist third parties providing non-distribution services to fund shareholders. These services include providing in depth information on the fund and

American Funds Corporate Bond Fund	25

market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement between the fund and the investment adviser provides the fund the ability to charge an administrative services fee of 0.05% of average daily net assets for all share classes. Currently Class A shares pay an annual fee of 0.01% of average daily net assets (which could be increased as noted above) and Class C, T, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica, a tax-advantaged savings program for individuals with disabilities. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

26	American Funds Corporate Bond Fund

For the six months ended November 30, 2018, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$619	$256		$21		Not applicable
Class C	84	10		4		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	8	5		2		Not applicable
Class F-2	Not applicable	17		7		Not applicable
Class F-3	Not applicable	—	*	2		Not applicable
Class 529-A	20	13		6		$8
Class 529-C	23	3		1		1
Class 529-E	2	—	*	—	*	—	*
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	2		1		1
Class R-1	2	—	*	—	*	Not applicable
Class R-2	13	6		1		Not applicable
Class R-2E	1	—	*	—	*	Not applicable
Class R-3	11	4		1		Not applicable
Class R-4	2	1		1		Not applicable
Class R-5E	Not applicable	—	*	—	*	Not applicable
Class R-5	Not applicable	—	*	—	*	Not applicable
Class R-6	Not applicable	—	*	—	*	Not applicable
Total class-specific expenses	$785	$317		$47		$10

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $2,000 in the fund’s statement of operations reflects $2,000 in current fees (either paid in cash or deferred).

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Security transactions with related funds — The fund may purchase from, or sell securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

American Funds Corporate Bond Fund	27

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended November 30, 2018.

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions				Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended November 30, 2018

Class A	$68,576	6,897	$5,364		541		$(62,298)	(6,265)	$11,642	1,173
Class C	2,869	289	156		16		(3,098)	(312)	(73)	(7)
Class T	—	—	—		—		—	—	—	—
Class F-1	913	92	83		8		(4,871)	(489)	(3,875)	(389)
Class F-2	10,069	1,014	403		41		(6,123)	(616)	4,349	439
Class F-3	2,227	224	129		13		(1,210)	(122)	1,146	115
Class 529-A	4,739	476	317		32		(3,243)	(327)	1,813	181
Class 529-C	1,109	112	42		4		(863)	(87)	288	29
Class 529-E	237	23	11		1		(208)	(21)	40	3
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	1,580	160	41		4		(421)	(42)	1,200	122
Class R-1	281	28	3		—	†	(103)	(10)	181	18
Class R-2	1,023	103	33		4		(774)	(78)	282	29
Class R-2E	284	28	3		—	†	(131)	(13)	156	15
Class R-3	1,484	150	54		5		(478)	(48)	1,060	107
Class R-4	168	17	24		3		(87)	(9)	105	11
Class R-5E	317	32	3		—	†	(2)	— †	318	32
Class R-5	268	27	10		1		(114)	(11)	164	17
Class R-6	857	86	16		2		(101)	(11)	772	77
Total net increase (decrease)	$97,001	9,758	$6,692		675		$(84,125)	(8,461)	$19,568	1,972

28	American Funds Corporate Bond Fund

	Sales*		Reinvestments of distributions				Repurchases*		Net increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount		Shares

Year ended May 31, 2018

Class A	$299,299	29,063	$7,706		752		$(98,067)	(9,599)	$208,938		20,216
Class C	14,055	1,365	270		26		(6,902)	(677)	7,423		714
Class T	—	—	—		—		—	—	—		—
Class F-1	9,677	943	155		15		(2,280)	(223)	7,552		735
Class F-2	25,772	2,507	474		46		(5,032)	(493)	21,214		2,060
Class F-3	6,798	659	194		19		(2,104)	(206)	4,888		472
Class 529-A	18,588	1,807	378		37		(2,085)	(204)	16,881		1,640
Class 529-C	3,909	379	61		6		(1,624)	(157)	2,346		228
Class 529-E	469	46	18		2		(151)	(15)	336		33
Class 529-T	—	—	—	†	—	†	—	—	—	†	—	†
Class 529-F-1	2,227	216	42		4		(475)	(46)	1,794		174
Class R-1	202	20	3		—	†	— †	— †	205		20
Class R-2	2,479	242	40		4		(289)	(28)	2,230		218
Class R-2E	267	26	3		1		—	—	270		27
Class R-3	4,150	406	47		5		(690)	(69)	3,507		342
Class R-4	1,106	108	31		3		(96)	(9)	1,041		102
Class R-5E	17	2	—	†	—	†	— †	— †	17		2
Class R-5	568	55	12		1		(3)	— †	577		56
Class R-6	120	12	14		1		(84)	(8)	50		5
Total net increase (decrease)	$389,703	37,856	$9,448		922		$(119,882)	(11,734)	$279,269		27,044

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $269,333,000 and $228,931,000, respectively, during the six months ended November 30, 2018.

American Funds Corporate Bond Fund	29

Financial highlights

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class A:
11/30/2018[4,5]	$10.00	$.13	$(.23)	$(.10)
5/31/2018	10.33	.24	(.30)	(.06)
5/31/2017	10.27	.22	.18	.40
5/31/2016	10.20	.30	.26	.56
5/31/2015	10.11	.26	.08	.34
5/31/2014	9.85	.26	.25	.51
Class C:
11/30/2018[4,5]	10.00	.10	(.23)	(.13)
5/31/2018	10.33	.16	(.30)	(.14)
5/31/2017[4,10]	10.57	.12	(.18)	(.06)
Class T:
11/30/2018[4,5]	10.00	.15	(.23)	(.08)
5/31/2018	10.33	.26	(.30)	(.04)
5/31/2017[4,12]	10.17	.04	.16	.20
Class F-1:
11/30/2018[4,5]	10.00	.13	(.23)	(.10)
5/31/2018	10.33	.23	(.30)	(.07)
5/31/2017[4,10]	10.57	.18	(.18)	— [9]
Class F-2:
11/30/2018[4,5]	10.00	.15	(.23)	(.08)
5/31/2018	10.33	.26	(.30)	(.04)
5/31/2017[4,10]	10.57	.20	(.17)	.03
Class F-3:
11/30/2018[4,5]	10.00	.15	(.23)	(.08)
5/31/2018	10.33	.27	(.30)	(.03)
5/31/2017[4,13]	10.09	.09	.24	.33

30	American Funds Corporate Bond Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments		Ratio of expenses to average net assets after reimburse- ments[3]		Ratio of net income to average net assets[3]

$(.13)	$—	$(.13)	$9.77	(.99)%[6]	$409		1.00%[7]		1.00%[7]		2.69%[7]
(.24)	(.03)	(.27)	10.00	(.64)	407		1.03		.90		2.37
(.23)	(.11)	(.34)	10.33	3.90 [8]	211		.98	[8]	.87	[8]	2.16	[8]
(.29)	(.20)	(.49)	10.27	5.71 [8]	52		.75	[8]	.53	[8]	2.97	[8]
(.25)	—	(.25)	10.20	3.44 [8]	51		.71	[8]	.53	[8]	2.52	[8]
(.25)	— [9]	(.25)	10.11	5.36 [8]	51		.69	[8]	.53	[8]	2.65	[8]

(.10)	—	(.10)	9.77	(1.36)[6]	16		1.74	[7]	1.74	[7]	1.95	[7]
(.16)	(.03)	(.19)	10.00	(1.41)	17		1.81		1.68		1.58
(.11)	(.07)	(.18)	10.33	(.47)[6]	10		1.77		1.64		1.40

(.15)	—	(.15)	9.77	(.86)[6,8]	—	[11]	.73	[7,8]	.73	[7,8]	2.96	[7,8]
(.26)	(.03)	(.29)	10.00	(.40)[8]	—	[11]	.83	[8]	.68	[8]	2.56	[8]
(.04)	—	(.04)	10.33	1.97 [6,8]	—	[11]	.15	[6,8]	.10	[6,8]	.37	[6,8]

(.13)	—	(.13)	9.77	(1.00)[6]	5		1.02	[7]	1.02	[7]	2.68	[7]
(.23)	(.03)	(.26)	10.00	(.69)	9		1.05		.94		2.35
(.17)	(.07)	(.24)	10.33	.09 [6]	2		1.14		1.00		2.07

(.15)	—	(.15)	9.77	(.86)[6]	30		.74	[7]	.74	[7]	2.96	[7]
(.26)	(.03)	(.29)	10.00	(.41)	26		.76		.66		2.64
(.20)	(.07)	(.27)	10.33	.33 [6]	5		.77		.66		2.35

(.15)	—	(.15)	9.77	(.81)[6]	9		.63	[7]	.63	[7]	3.07	[7]
(.27)	(.03)	(.30)	10.00	(.32)	8		.71		.58		2.69
(.09)	—	(.09)	10.33	3.29 [6]	3		.32	[6]	.20	[6]	.89	[6]

See end of table for footnotes.

American Funds Corporate Bond Fund	31

Financial highlights (continued)

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class 529-A:
11/30/2018[4,5]	$10.00	$.13	$(.23)	$(.10)
5/31/2018	10.33	.23	(.30)	(.07)
5/31/2017[4,10]	10.57	.17	(.17)	— [9]
Class 529-C:
11/30/2018[4,5]	10.00	.09	(.23)	(.14)
5/31/2018	10.33	.15	(.30)	(.15)
5/31/2017[4,10]	10.57	.12	(.18)	(.06)
Class 529-E:
11/30/2018[4,5]	10.00	.12	(.23)	(.11)
5/31/2018	10.33	.21	(.30)	(.09)
5/31/2017[4,10]	10.57	.16	(.17)	(.01)
Class 529-T:
11/30/2018[4,5]	10.00	.14	(.23)	(.09)
5/31/2018	10.33	.26	(.30)	(.04)
5/31/2017[4,12]	10.17	.04	.16	.20
Class 529-F-1:
11/30/2018[4,5]	10.00	.14	(.23)	(.09)
5/31/2018	10.33	.26	(.30)	(.04)
5/31/2017[4,10]	10.57	.20	(.18)	.02
Class R-1:
11/30/2018[4,5]	10.00	.10	(.23)	(.13)
5/31/2018	10.33	.18	(.30)	(.12)
5/31/2017[4,10]	10.57	.18	(.17)	.01

32	American Funds Corporate Bond Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments		Ratio of expenses to average net assets after reimburse- ments[3]		Ratio of net income to average net assets[3]

$(.13)	$—	$(.13)	$9.77	(.98)%[6]	$24		.97%[7]		.97%[7]		2.72%[7]
(.23)	(.03)	(.26)	10.00	(.73)	23		1.09		.98		2.32
(.17)	(.07)	(.24)	10.33	.06 [6]	6		1.15		1.01		2.06

(.09)	—	(.09)	9.77	(1.39)[6]	5		1.80	[7]	1.80	[7]	1.90	[7]
(.15)	(.03)	(.18)	10.00	(1.47)	4		1.86		1.74		1.53
(.11)	(.07)	(.18)	10.33	(.48)[6]	2		1.82		1.69		1.36

(.12)	—	(.12)	9.77	(1.10)[6]	1		1.21	[7]	1.21	[7]	2.49	[7]
(.21)	(.03)	(.24)	10.00	(.90)	1		1.29		1.16		2.11
(.16)	(.07)	(.23)	10.33	(.02)[6]	1		1.27		1.13		1.93

(.14)	—	(.14)	9.77	(.90)[6,8]	—	[11]	.81	[7,8]	.81	[7,8]	2.89	[7,8]
(.26)	(.03)	(.29)	10.00	(.47)[8]	—	[11]	.89	[8]	.75	[8]	2.49	[8]
(.04)	—	(.04)	10.33	1.96 [6,8]	—	[11]	.16	[6,8]	.11	[6,8]	.36	[6,8]

(.14)	—	(.14)	9.77	(.89)[6]	4		.78	[7]	.78	[7]	2.92	[7]
(.26)	(.03)	(.29)	10.00	(.48)	2		.85		.74		2.57
(.19)	(.07)	(.26)	10.33	.30 [6]	1		.85		.71		2.36

(.10)	—	(.10)	9.77	(1.31)[6,8]	—	[11]	1.64	[7,8]	1.64	[7,8]	2.08	[7,8]
(.18)	(.03)	(.21)	10.00	(1.19)[8]	—	[11]	1.59	[8]	1.48	[8]	1.83	[8]
(.18)	(.07)	(.25)	10.33	.15 [6,8]	—	[11]	1.12	[8]	.97	[8]	2.06	[8]

See end of table for footnotes.

American Funds Corporate Bond Fund	33

Financial highlights (continued)

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class R-2:
11/30/2018[4,5]	$10.00	$.10	$(.23)	$(.13)
5/31/2018	10.33	.17	(.30)	(.13)
5/31/2017[4,10]	10.57	.15	(.17)	(.02)
Class R-2E:
11/30/2018[4,5]	10.00	.11	(.23)	(.12)
5/31/2018	10.33	.23	(.30)	(.07)
5/31/2017[4,10]	10.57	.20	(.17)	.03
Class R-3:
11/30/2018[4,5]	10.00	.12	(.23)	(.11)
5/31/2018	10.33	.21	(.30)	(.09)
5/31/2017[4,10]	10.57	.17	(.17)	— [9]
Class R-4:
11/30/2018[4,5]	10.00	.13	(.23)	(.10)
5/31/2018	10.33	.24	(.30)	(.06)
5/31/2017[4,10]	10.57	.20	(.18)	.02
Class R-5E:
11/30/2018[4,5]	10.00	.15	(.23)	(.08)
5/31/2018	10.33	.27	(.30)	(.03)
5/31/2017[4,10]	10.57	.20	(.17)	.03
Class R-5:
11/30/2018[4,5]	10.00	.15	(.23)	(.08)
5/31/2018	10.33	.27	(.30)	(.03)
5/31/2017[4,10]	10.57	.21	(.18)	.03

34	American Funds Corporate Bond Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments		Ratio of expenses to average net assets after reimburse- ments[3]		Ratio of net income to average net assets[3]

$(.10)	$—	$(.10)	$9.77	(1.34)%[6]	$3		1.70%[7]		1.70%[7]		1.99%[7]
(.17)	(.03)	(.20)	10.00	(1.35)	3		1.74		1.61		1.68
(.15)	(.07)	(.22)	10.33	(.11)[6]	1		1.64		1.39		1.75

(.11)	—	(.11)	9.77	(1.18)[6]	—	[11]	1.39	[7]	1.39	[7]	2.36	[7]
(.23)	(.03)	(.26)	10.00	(.73)[8]	—	[11]	1.32	[8]	1.22	[8]	2.16	[8]
(.20)	(.07)	(.27)	10.33	.36 [6,8]	—	[11]	.75	[8]	.63	[8]	2.33	[8]

(.12)	—	(.12)	9.77	(1.13)[6]	5		1.28	[7]	1.28	[7]	2.42	[7]
(.21)	(.03)	(.24)	10.00	(.92)	4		1.28		1.18		2.16
(.17)	(.07)	(.24)	10.33	.10 [6]	1		1.29		1.11		2.02

(.13)	—	(.13)	9.77	(.98)[6]	2		.98	[7]	.98	[7]	2.71	[7]
(.24)	(.03)	(.27)	10.00	(.66)	2		1.05		.92		2.36
(.19)	(.07)	(.26)	10.33	.26 [6]	1		1.15		.85		2.31

(.15)	—	(.15)	9.77	(.86)[6]	—	[11]	.73	[7]	.73	[7]	2.98	[7]
(.27)	(.03)	(.30)	10.00	(.35)	—	[11]	.81		.61		2.66
(.20)	(.07)	(.27)	10.33	.37 [6]	—	[11]	.73		.62		2.34

(.15)	—	(.15)	9.77	(.83)[6]	1		.68	[7]	.68	[7]	3.02	[7]
(.27)	(.03)	(.30)	10.00	(.37)	1		.74		.62		2.67
(.20)	(.07)	(.27)	10.33	.34 [6]	—	[11]	.81		.63		2.42

See end of table for footnotes.

American Funds Corporate Bond Fund	35

Financial highlights (continued)

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class R-6:
11/30/2018[4,5]	$10.00	$.15	$(.23)	(.08)
5/31/2018	10.33	.27	(.30)	(.03)
5/31/2017[4,10]	10.57	.21	(.19)	.02

	Six months ended November 30,	Year ended May 31
	2018[4,5,6]	2018	2017	2016	2015	2014
Portfolio turnover rate for all share classes	82%	153%	162%	295%	204%	178%

See notes to financial statements

36	American Funds Corporate Bond Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimburse- ments	Ratio of expenses to average net assets after reimburse- ments[3]	Ratio of net income to average net assets[3]

$(.15)	$—	$(.15)	$9.77	(.81)%[6]	$1	.65%[7]	.65%[7]	3.07%[7]
(.27)	(.03)	(.30)	10.00	(.36)	1	.76	.62	2.63
(.19)	(.07)	(.26)	10.33	.30 [6]	1	.84	.62	2.54

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact of a reimbursement from CRMC. During some of the periods shown, CRMC reimbursed a portion of miscellaneous fees and expenses.
[4]	Based on operations for a period that is less than a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.
[8]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[9]	Amount less than $.01.
[10]	This share class began investment operations on July 29, 2016.
[11]	Amount less than $1 million.
[12]	Class T and 529-T shares began investment operations on April 7, 2017.
[13]	Class F-3 shares began investment operations on January 27, 2017.

American Funds Corporate Bond Fund	37

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (June 1, 2018, through November 30, 2018).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

38	American Funds Corporate Bond Fund

	Beginning	Ending
	account value	account value	Expenses paid	Annualized
	6/1/2018	11/30/2018	during period*	expense ratio
Class A – actual return	$1,000.00	$990.07	$4.99	1.00%
Class A – assumed 5% return	1,000.00	1,020.05	5.06	1.00
Class C – actual return	1,000.00	986.41	8.66	1.74
Class C – assumed 5% return	1,000.00	1,016.34	8.80	1.74
Class T – actual return	1,000.00	991.37	3.64	.73
Class T – assumed 5% return	1,000.00	1,021.41	3.70	.73
Class F-1 – actual return	1,000.00	989.97	5.09	1.02
Class F-1 – assumed 5% return	1,000.00	1,019.95	5.16	1.02
Class F-2 – actual return	1,000.00	991.38	3.69	.74
Class F-2 – assumed 5% return	1,000.00	1,021.36	3.75	.74
Class F-3 – actual return	1,000.00	991.93	3.15	.63
Class F-3 – assumed 5% return	1,000.00	1,021.91	3.19	.63
Class 529-A – actual return	1,000.00	990.24	4.84	.97
Class 529-A – assumed 5% return	1,000.00	1,020.21	4.91	.97
Class 529-C – actual return	1,000.00	986.14	8.96	1.80
Class 529-C – assumed 5% return	1,000.00	1,016.04	9.10	1.80
Class 529-E – actual return	1,000.00	989.04	6.03	1.21
Class 529-E – assumed 5% return	1,000.00	1,019.00	6.12	1.21
Class 529-T – actual return	1,000.00	991.02	4.04	.81
Class 529-T – assumed 5% return	1,000.00	1,021.01	4.10	.81
Class 529-F-1 – actual return	1,000.00	991.12	3.89	.78
Class 529-F-1 – assumed 5% return	1,000.00	1,021.16	3.95	.78
Class R-1 – actual return	1,000.00	986.94	8.17	1.64
Class R-1 – assumed 5% return	1,000.00	1,016.85	8.29	1.64
Class R-2 – actual return	1,000.00	986.62	8.47	1.70
Class R-2 – assumed 5% return	1,000.00	1,016.55	8.59	1.70
Class R-2E – actual return	1,000.00	988.20	6.93	1.39
Class R-2E – assumed 5% return	1,000.00	1,018.10	7.03	1.39
Class R-3 – actual return	1,000.00	988.72	6.38	1.28
Class R-3 – assumed 5% return	1,000.00	1,018.65	6.48	1.28
Class R-4 – actual return	1,000.00	990.16	4.89	.98
Class R-4 – assumed 5% return	1,000.00	1,020.16	4.96	.98
Class R-5E – actual return	1,000.00	991.39	3.64	.73
Class R-5E – assumed 5% return	1,000.00	1,021.41	3.70	.73
Class R-5 – actual return	1,000.00	991.69	3.40	.68
Class R-5 – assumed 5% return	1,000.00	1,021.66	3.45	.68
Class R-6 – actual return	1,000.00	991.86	3.25	.65
Class R-6 – assumed 5% return	1,000.00	1,021.81	3.29	.65

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

American Funds Corporate Bond Fund	39

This page was intentionally left blank.

40	American Funds Corporate Bond Fund

This page was intentionally left blank.

American Funds Corporate Bond Fund	41

This page was intentionally left blank.

42	American Funds Corporate Bond Fund

Results of special meeting of shareholders

Held November 28, 2018

Shares outstanding (all classes) on August 31, 2018 (record date)
51,276,980

Total shares voting on November 28, 2018

46,490,821 (90.7% of shares outstanding)

The proposal: to elect board members

		Percent		Percent
		of shares	Votes	of shares
	Votes for	voting for	withheld	withheld
William H. Baribault	44,747,762	96.3%	1,743,059	3.7%
James G. Ellis	44,769,378	96.3	1,721,443	3.7
Nariman Farvardin	44,947,538	96.7	1,543,283	3.3
Michael C. Gitlin	44,774,114	96.3	1,716,707	3.7
Mary Davis Holt	44,916,939	96.6	1,573,882	3.4
R. Clark Hooper	44,738,257	96.2	1,752,564	3.8
Merit E. Janow	44,806,993	96.4	1,683,828	3.6
Laurel B. Mitchell	44,931,576	96.6	1,559,245	3.4
Margaret Spellings	44,964,627	96.7	1,526,194	3.3
Alexandra Trower	44,936,952	96.7	1,553,869	3.3
Karl J. Zeile	44,744,444	96.2	1,746,377	3.8

American Funds Corporate Bond Fund	43

Offices of the fund and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
Bank of New York Mellon
One Wall Street
New York, NY 10286

Counsel
Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm
PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

44	American Funds Corporate Bond Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete May 31, 2018, portfolio of American Funds Corporate Bond Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

American Funds Corporate Bond Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Corporate Bond Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after March 31, 2019, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

The Capital Advantage®

Since 1931, American Funds by Capital Group has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior long-term track record
Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods. Fixed income funds have beaten their Lipper indexes in 77% of 10-year periods and 80% of 20-year periods.[2] Fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2017.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2017. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on Class A share results without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see americanfunds.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	On average, our management fees were in the lowest quintile 71% of the time, based on the 20-year period ended December 31, 2017, versus comparable Lipper categories, excluding funds of funds.

All Capital Group trademarks referenced are registered trademarks owned by The Capital Group Companies, Inc. or an affiliated company. All other company and product names mentioned are the trademarks or registered trademarks of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

IMAGE OMITTED [img282b300a1.jpg]

American Funds Corporate Bond Fund®

Investment portfolio

November 30, 2018

unaudited

Bonds, notes & other debt instruments 96.12% Corporate bonds & notes 90.03% Financials 18.26%	Principal amount (000)	Value (000)
ABN AMRO Bank NV 2.65% 20211	$800	$786
ACE INA Holdings Inc. 2.30% 2020	200	196
ACE INA Holdings Inc. 2.875% 2022	15	15
ACE INA Holdings Inc. 3.15% 2025	250	240
ACE INA Holdings Inc. 3.35% 2026	100	97
American Express Co. 3.70% 2021	2,280	2,282
American Express Co. 4.20% 2025	2,100	2,110
American International Group, Inc. 3.90% 2026	300	285
American International Group, Inc. 4.20% 2028	460	440
American International Group, Inc. 4.80% 2045	100	91
American International Group, Inc. 4.75% 2048	1,450	1,309
AXA SA 5.00% 20481	475	420
Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)2	3,000	2,941
Bank of America Corp. 3.864% 2024 (3-month USD-LIBOR + 0.94% on 7/23/2023)2	800	793
Bank of America Corp. 3.97% 2029 (3-month USD-LIBOR + 1.07% on 3/5/2028)2	1,806	1,739
Barclays Bank PLC 4.972% 2029 (3-month USD-LIBOR + 1.902% on 5/16/2028)2	1,000	956
Barclays Bank PLC 4.95% 2047	1,300	1,131
Berkshire Hathaway Finance Corp. 4.20% 2048	2,285	2,178
Berkshire Hathaway Inc. 3.125% 2026	350	334
Berkshire Hathaway Inc. 4.50% 2043	125	125
BNP Paribas 3.375% 20251	1,550	1,445
CBOE Holdings, Inc. 1.95% 2019	850	844
Charles Schwab Corp. 4.00% 2029	1,010	1,007
Citigroup Inc. 3.40% 2021	1,450	1,441
Citigroup Inc. 2.70% 2022	300	287
Citigroup Inc. 4.044% 2024 (3-month USD-LIBOR + 1.023% on 6/1/2023)2	1,125	1,119
Citigroup Inc. 4.075% 2029 (3-month USD-LIBOR + 1.192% on 4/23/2028)2	4,048	3,894
Citigroup Inc. 4.65% 2048	310	298
CME Group Inc. 4.15% 2048	1,775	1,711
Cooperatieve Rabobank U.A. 2.75% 2023	250	240
Crédit Agricole SA 4.375% 20251	480	462
Credit Suisse Group AG 4.207% 2024 (3-month USD-LIBOR + 1.24% on 6/12/2023)1,2	1,350	1,335
Credit Suisse Group AG 4.55% 2026	500	493
Credit Suisse Group AG 3.869% 2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)1,2	2,000	1,848
Danske Bank AS 2.80% 20211	750	730
Danske Bank AS 2.70% 20221	200	191
Discover Financial Services 3.35% 2023	650	626
Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)2	2,125	2,030
Goldman Sachs Group, Inc. 3.786% 20263	425	415
Goldman Sachs Group, Inc. 3.814% 2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)2	1,250	1,162
Goldman Sachs Group, Inc. 4.223% 2029 (3-month USD-LIBOR + 1.301% on 5/1/2028)2	1,210	1,159

American Funds Corporate Bond Fund — Page 1 of 13

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Groupe BPCE SA 2.75% 20231	$250	$238
Groupe BPCE SA 5.70% 20231	200	206
Groupe BPCE SA 5.15% 20241	620	619
HSBC Holdings PLC 3.64% 20243	500	493
HSBC Holdings PLC 3.95% 2024 (3-month USD-LIBOR + 0.987% on 5/18/2023)2	1,775	1,751
HSBC Holdings PLC 4.583% 2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)2	2,573	2,522
Intesa Sanpaolo SpA 5.017% 20241	870	764
Intesa Sanpaolo SpA 5.71% 20261	1,860	1,637
Intesa Sanpaolo SpA 3.875% 20271	575	470
Intesa Sanpaolo SpA 3.875% 20281	1,325	1,071
JPMorgan Chase & Co. 3.559% 2024 (3-month USD-LIBOR + 0.73% on 4/23/2023)2	2,940	2,885
JPMorgan Chase & Co. 3.797% 2024 (3-month USD-LIBOR + 0.89% on 7/23/2023)2	1,100	1,089
JPMorgan Chase & Co. 4.203% 2029 (3-month USD-LIBOR + 1.26% on 7/23/2028)2	3,423	3,361
JPMorgan Chase & Co. 4.452% 2029 (3-month USD-LIBOR + 1.33% on 12/5/2028)2	2,690	2,695
Lloyds Banking Group PLC 4.45% 2025	1,800	1,768
Lloyds Banking Group PLC 4.375% 2028	590	555
MetLife, Inc. 4.60% 2046	100	98
Metropolitan Life Global Funding I 2.00% 20201	150	147
Metropolitan Life Global Funding I 2.05% 20201	1,350	1,324
Metropolitan Life Global Funding I 2.50% 20201	150	148
Metropolitan Life Global Funding I 1.95% 20211	850	815
Metropolitan Life Global Funding I 2.40% 20211	1,200	1,175
Metropolitan Life Global Funding I 3.45% 20211	150	150
Metropolitan Life Global Funding I 3.45% 20261	150	145
Metropolitan Life Global Funding I 3.00% 20271	200	186
Morgan Stanley 3.737% 2024 (3-month USD-LIBOR + 0.847% on 4/24/2023)2	2,050	2,021
Morgan Stanley 3.875% 2026	407	393
Morgan Stanley 3.625% 2027	1,107	1,045
Morgan Stanley 4.457% 2039 (3-month USD-LIBOR + 1.431% on 4/22/2038)2	325	310
Nationwide Building Society 4.363% 2024 (3-month USD-LIBOR + 1.392% on 8/1/2023)1,2	1,400	1,370
New York Life Global Funding 1.70% 20211	900	861
New York Life Global Funding 2.00% 20211	800	776
New York Life Global Funding 2.30% 20221	1,150	1,105
New York Life Global Funding 3.00% 20281	550	515
Nuveen, LLC 4.00% 20281	1,330	1,338
Principal Financial Group, Inc. 4.111% 20281	250	244
Progressive Corp. 4.00% 2029	250	250
Prudential Financial, Inc. 5.625% 2043 (3-month USD-LIBOR + 3.92% on 6/15/2023)2	150	151
Prudential Financial, Inc. 3.905% 2047	350	302
Prudential Financial, Inc. 5.70% 2048 (3-month USD-LIBOR + 2.665% on 9/15/2028)2	500	471
Rabobank Nederland 4.375% 2025	500	489
Royal Bank of Scotland PLC 5.076% 2030 (3-month USD-LIBOR + 1.905% on 1/27/2029)2	1,100	1,053
Santander Holdings USA, Inc. 3.70% 2022	1,450	1,417
Travelers Companies, Inc. 3.75% 2046	150	132
Travelers Companies, Inc. 4.00% 2047	105	97
Travelers Companies, Inc. 4.05% 2048	325	303
UBS Group AG 2.859% 2023 (3-month USD-LIBOR + 0.954% on 8/15/2022)1,2	1,300	1,243
UniCredit SpA 4.625% 20271	2,155	1,891

American Funds Corporate Bond Fund — Page 2 of 13

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
UniCredit SpA 5.861% 20321,2	$200	$170
US Bancorp 2.05% 2020	1,650	1,612
US Bancorp 2.625% 2022	750	732
US Bancorp 3.40% 2023	2,200	2,173
Wells Fargo & Co. 2.625% 2022	725	695
Wells Fargo & Co. 3.55% 2023	3,525	3,467
		94,143
Health care 14.06%
Abbott Laboratories 2.90% 2021	1,285	1,256
Abbott Laboratories 3.40% 2023	821	809
Abbott Laboratories 3.75% 2026	31	30
Abbott Laboratories 4.90% 2046	170	176
AbbVie Inc. 2.50% 2020	100	99
AbbVie Inc. 2.30% 2021	80	77
AbbVie Inc. 2.85% 2023	600	573
AbbVie Inc. 4.45% 2046	1,901	1,646
AbbVie Inc. 4.875% 2048	625	572
Allergan PLC 3.00% 2020	300	298
Allergan PLC 3.45% 2022	3,584	3,508
Allergan PLC 3.80% 2025	324	311
Allergan PLC 4.75% 2045	350	326
AstraZeneca PLC 2.375% 2022	500	477
AstraZeneca PLC 3.50% 2023	870	853
AstraZeneca PLC 3.375% 2025	740	708
AstraZeneca PLC 4.00% 2029	522	509
Bayer US Finance II LLC 3.875% 20231	750	733
Bayer US Finance II LLC 4.25% 20251	750	732
Bayer US Finance II LLC 4.375% 20281	5,990	5,758
Becton, Dickinson and Co. 2.675% 2019	49	49
Becton, Dickinson and Co. 2.894% 2022	1,210	1,167
Becton, Dickinson and Co. 3.363% 2024	1,150	1,099
Becton, Dickinson and Co. 3.70% 2027	2,920	2,727
Boston Scientific Corp. 2.85% 2020	150	149
Boston Scientific Corp. 3.375% 2022	400	393
Celgene Corp. 3.25% 2023	803	777
Cigna Corp. 3.75% 20231	400	395
Cigna Corp. 4.375% 20281	3,260	3,207
Cigna Corp. 4.80% 20381	690	670
Cigna Corp. 4.90% 20481	1,870	1,792
CVS Health Corp. 3.35% 2021	340	337
CVS Health Corp. 4.30% 2028	1,000	976
CVS Health Corp. 4.78% 2038	1,635	1,567
CVS Health Corp. 5.05% 2048	2,935	2,854
EMD Finance LLC 3.25% 20251	3,770	3,567
GlaxoSmithKline PLC 3.375% 2023	475	470
Johnson & Johnson 2.45% 2026	658	612
Johnson & Johnson 2.90% 2028	619	586
Laboratory Corporation of America Holdings 2.625% 2020	200	198
Laboratory Corporation of America Holdings 3.60% 2027	600	569
Medtronic, Inc. 3.50% 2025	200	196
Medtronic, Inc. 4.625% 2045	300	307
Merck & Co., Inc. 2.80% 2023	261	254
Merck & Co., Inc. 2.75% 2025	433	414

American Funds Corporate Bond Fund — Page 3 of 13

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Novartis Capital Corp. 2.40% 2022	$2,000	$1,928
Pfizer Inc. 3.00% 2021	657	656
Pfizer Inc. 3.20% 2023	2,407	2,387
Shire PLC 2.40% 2021	831	797
Shire PLC 2.875% 2023	2,455	2,301
Shire PLC 3.20% 2026	1,255	1,132
Takeda Pharmaceutical Co., Ltd. 4.40% 20231	2,414	2,437
Takeda Pharmaceutical Co., Ltd. 5.00% 20281	7,168	7,258
Teva Pharmaceutical Finance Co. BV 2.80% 2023	5,365	4,708
Teva Pharmaceutical Finance Co. BV 3.15% 2026	615	502
Teva Pharmaceutical Finance Co. BV 4.10% 2046	1,650	1,163
UnitedHealth Group Inc. 2.125% 2021	100	97
UnitedHealth Group Inc. 3.75% 2025	400	399
WellPoint, Inc. 3.125% 2022	1,575	1,544
Zimmer Holdings, Inc. 3.15% 2022	400	391
		72,483
Utilities 13.65%
Abu Dhabi National Energy Co. PJSC (TAQA) 4.375% 20251	650	642
AEP Transmission Co. LLC 4.25% 2048	200	191
Alliant Energy Finance LLC 3.75% 20231	377	374
Alliant Energy Finance LLC 4.25% 20281	377	371
American Electric Power Co., Inc. 3.65% 2021	1,600	1,600
American Electric Power Co., Inc. 4.30% 2028	4,740	4,736
Atlantic City Electric Co. 4.00% 2028	645	653
CenterPoint Energy, Inc. 3.85% 2024	1,465	1,465
CenterPoint Energy, Inc. 4.25% 2028	230	228
CMS Energy Corp. 3.00% 2026	600	552
Colbun SA 4.50% 2024	200	195
Colbun SA 3.95% 20271	400	365
Comision Federal de Electricidad 4.75% 20271	500	457
Consolidated Edison Co. of New York, Inc. 4.65% 2048	290	290
Consumers Energy Co. 3.80% 2028	425	425
Consumers Energy Co. 4.35% 2049	1,345	1,340
Dominion Resources, Inc. 2.962% 20192	300	300
Dominion Resources, Inc. 2.579% 20202	425	418
DTE Energy Co. 3.70% 2023	1,825	1,816
EDP Finance BV 5.25% 20211	400	409
EDP Finance BV 3.625% 20241	2,000	1,891
Electricité de France SA 4.95% 20451	200	183
Electricité de France SA 5.00% 20481	1,250	1,117
Electricité de France SA 5.25% (undated) (USD Semi Annual 30/360 (vs. 3M LIBOR) 10Y + 3.709% on 1/29/2023)1,2	150	144
Emera Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)2	400	410
Emera US Finance LP 4.75% 2046	1,425	1,335
Empresa Nacional de Electricidad SA 4.25% 2024	150	146
Enel Chile SA 4.875% 2028	145	142
Enel Finance International SA 3.625% 20271	575	496
Enel Finance International SA 3.50% 20281	3,400	2,851
Enel Finance International SA 4.875% 20291	430	397
Enel Finance International SA 6.00% 20391	250	246
Enel Società per Azioni 8.75% 20731,2	1,000	1,053
Entergy Corp. 2.95% 2026	2,085	1,893
Eversource Energy 2.80% 2023	1,310	1,264

American Funds Corporate Bond Fund — Page 4 of 13

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Exelon Corp. 3.497% 20222	$3,125	$3,033
FirstEnergy Corp. 3.90% 2027	1,525	1,463
FirstEnergy Corp. 3.50% 20281	1,000	941
Gulf Power Co. 3.30% 2027	1,000	954
Iberdrola Finance Ireland 5.00% 20191	150	152
Interstate Power and Light Co. 3.25% 2024	1,000	970
IPALCO Enterprises, Inc. 3.70% 2024	400	383
Mississippi Power Co. 3.95% 2028	1,000	971
Mississippi Power Co. 4.25% 2042	2,125	1,918
National Grid PLC 3.15% 20271	265	247
New York State Electric & Gas Corp. 3.25% 20261	100	95
Niagara Mohawk Power Corp. 3.508% 20241	300	296
NiSource Finance Corp. 2.65% 2022	100	96
Pacific Gas and Electric Co. 2.45% 2022	725	643
Pacific Gas and Electric Co. 3.25% 2023	1,057	935
Pacific Gas and Electric Co. 3.85% 2023	950	860
Pacific Gas and Electric Co. 2.95% 2026	913	758
Pacific Gas and Electric Co. 3.30% 2027	1,365	1,130
Pacific Gas and Electric Co. 3.30% 2027	1,200	996
Pacific Gas and Electric Co. 4.65% 20281	1,442	1,303
Pacific Gas and Electric Co. 3.95% 2047	200	152
Progress Energy, Inc. 7.00% 2031	525	655
Public Service Co. of Colorado 4.10% 2048	625	603
Public Service Enterprise Group Inc. 2.00% 2021	1,475	1,400
Puget Energy, Inc. 5.625% 2022	1,040	1,094
Puget Energy, Inc. 3.65% 2025	275	265
SCANA Corp. 6.25% 2020	500	513
SCANA Corp. 4.75% 2021	2,450	2,460
SCANA Corp. 4.125% 2022	600	591
South Carolina Electric & Gas Co. 3.50% 2021	4,625	4,602
South Carolina Electric & Gas Co. 4.25% 2028	3,000	3,009
South Carolina Electric & Gas Co. 5.30% 2033	846	889
South Carolina Electric & Gas Co. 4.35% 2042	208	198
South Carolina Electric & Gas Co. 4.10% 2046	300	271
Southern California Edison Co., 3.90% 2043	350	303
Southern California Edison Co., 4.65% 2043	2,130	2,065
Tampa Electric Co. 4.45% 2049	500	479
Teco Finance, Inc. 5.15% 2020	810	826
Virginia Electric and Power Co. 4.60% 2048	1,180	1,182
Xcel Energy Inc. 3.35% 2026	290	278
		70,374
Energy 11.32%
Anadarko Petroleum Corp. 4.85% 2021	545	557
Anadarko Petroleum Corp. 5.55% 2026	565	587
Andeavor Logistics LP 3.50% 2022	650	629
Baker Hughes, a GE Co. 3.337% 2027	425	384
Baker Hughes, a GE Co. 4.08% 2047	625	508
BP Capital Markets PLC 4.234% 2028	2,530	2,543
Canadian Natural Resources Ltd. 2.95% 2023	695	664
Canadian Natural Resources Ltd. 3.85% 2027	2,435	2,286
Canadian Natural Resources Ltd. 4.95% 2047	370	351
Cenovus Energy Inc. 3.00% 2022	260	245
Cenovus Energy Inc. 4.25% 2027	680	608

American Funds Corporate Bond Fund — Page 5 of 13

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Cenovus Energy Inc. 5.40% 2047	$3,763	$3,150
Chevron Corp. 1.561% 2019	170	169
Chevron Corp. 2.10% 2021	1,225	1,191
Chevron Corp. 2.498% 2022	3,490	3,387
Chevron Corp. 2.954% 2026	140	132
Concho Resources Inc. 4.30% 2028	2,110	2,043
Concho Resources Inc. 4.85% 2048	300	279
Enbridge Energy Partners, LP 4.375% 2020	60	61
Enbridge Energy Partners, LP 5.875% 2025	85	92
Enbridge Energy Partners, LP 7.375% 2045	1,510	1,852
Enbridge Inc. 2.90% 2022	825	794
Enbridge Inc. 4.00% 2023	325	324
Enbridge Inc. 3.70% 2027	1,521	1,426
Energy Transfer Partners, LP 4.20% 2027	373	345
Energy Transfer Partners, LP 6.125% 2045	250	241
Energy Transfer Partners, LP 5.30% 2047	1,965	1,719
Energy Transfer Partners, LP 5.40% 2047	2,351	2,097
Energy Transfer Partners, LP 6.00% 2048	1,893	1,829
EnLink Midstream Partners, LP 2.70% 2019	60	60
EnLink Midstream Partners, LP 5.45% 2047	1,015	809
Equinor ASA 3.625% 2028	3,345	3,267
Exxon Mobil Corp. 2.222% 2021	2,000	1,955
Kinder Morgan Energy Partners, LP 3.50% 2023	850	819
Kinder Morgan, Inc. 3.15% 2023	610	586
Kinder Morgan, Inc. 4.30% 2028	1,700	1,639
Kinder Morgan, Inc. 5.55% 2045	250	245
Kinder Morgan, Inc. 5.05% 2046	1,226	1,111
Kinder Morgan, Inc. 5.20% 2048	650	601
Marathon Oil Corp. 4.40% 2027	500	480
Noble Energy, Inc. 4.95% 2047	900	775
Petróleos Mexicanos 5.50% 2021	460	459
Petróleos Mexicanos 6.875% 2026	315	304
Petróleos Mexicanos 6.50% 20291	235	217
Petróleos Mexicanos 6.35% 20481	450	361
Sabine Pass Liquefaction, LLC 5.625% 20212	380	391
Schlumberger BV 4.00% 20251	1,815	1,782
Shell International Finance BV 1.75% 2021	50	48
Shell International Finance BV 3.50% 2023	2,282	2,275
Shell International Finance BV 2.50% 2026	100	91
Shell International Finance BV 3.875% 2028	1,070	1,071
Total Capital SA 3.883% 2028	370	371
TransCanada PipeLines Ltd. 4.25% 2028	2,920	2,845
TransCanada PipeLines Ltd. 4.875% 2048	800	757
TransCanada PipeLines Ltd. 5.10% 2049	600	587
Williams Partners LP 4.50% 2023	3,910	3,928
		58,327
Consumer staples 9.91%
Anheuser-Busch Co./Inbev Worldwide 3.65% 20261	1,150	1,088
Anheuser-Busch Co./Inbev Worldwide 4.90% 20461	1,635	1,532
Anheuser-Busch InBev NV 3.50% 2024	180	174
Anheuser-Busch InBev NV 4.00% 2028	200	192
Anheuser-Busch InBev NV 4.60% 2048	2,185	1,970
British American Tobacco PLC 2.297% 2020	1,000	973

American Funds Corporate Bond Fund — Page 6 of 13

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
British American Tobacco PLC 2.764% 2022	$310	$294
British American Tobacco PLC 3.222% 2024	1,210	1,120
British American Tobacco PLC 3.557% 2027	4,880	4,355
British American Tobacco PLC 4.54% 2047	3,755	3,061
Coca-Cola Co. 2.20% 2022	1,250	1,212
Colgate-Palmolive Co. 2.25% 2022	1,675	1,612
Conagra Brands, Inc. 4.30% 2024	400	399
Conagra Brands, Inc. 4.60% 2025	1,310	1,305
Conagra Brands, Inc. 4.85% 2028	1,365	1,358
Conagra Brands, Inc. 5.40% 2048	150	143
Constellation Brands, Inc. 2.65% 2022	1,195	1,139
Constellation Brands, Inc. 2.70% 2022	20	19
Constellation Brands, Inc. 3.20% 2023	490	474
Constellation Brands, Inc. 3.60% 2028	710	655
Constellation Brands, Inc. 4.10% 2048	200	168
Costco Wholesale Corp. 2.30% 2022	150	146
Costco Wholesale Corp. 2.75% 2024	150	145
Keurig Dr. Pepper Inc. 3.551% 20211	975	967
Keurig Dr. Pepper Inc. 4.057% 20231	3,085	3,045
Keurig Dr. Pepper Inc. 4.417% 20251	420	414
Keurig Dr. Pepper Inc. 4.597% 20281	2,576	2,536
Keurig Dr. Pepper Inc. 4.985% 20381	87	83
Keurig Dr. Pepper Inc. 5.085% 20481	1,966	1,869
Kraft Heinz Co. 3.50% 2022	1,650	1,624
Molson Coors Brewing Co. 1.45% 2019	100	99
Molson Coors Brewing Co. 2.25% 2020	325	319
Molson Coors Brewing Co. 2.10% 2021	750	719
Molson Coors Brewing Co. 3.00% 2026	250	223
Molson Coors Brewing Co. 4.20% 2046	1,205	1,008
Nestle Holdings, Inc. 3.35% 20231	2,200	2,187
Pernod Ricard SA 4.45% 20221	600	609
Philip Morris International Inc. 2.50% 2022	500	477
Philip Morris International Inc. 2.125% 2023	297	276
Philip Morris International Inc. 4.875% 2043	325	317
Philip Morris International Inc. 4.25% 2044	650	583
Procter & Gamble Co. 1.75% 2019	3,450	3,418
Reynolds American Inc. 4.45% 2025	225	219
Reynolds American Inc. 5.85% 2045	225	218
Wal-Mart Stores, Inc. 3.125% 2021	1,000	1,000
Wal-Mart Stores, Inc. 2.35% 2022	200	192
Wal-Mart Stores, Inc. 3.40% 2023	535	534
Wal-Mart Stores, Inc. 3.70% 2028	1,370	1,358
WM. Wrigley Jr. Co. 2.90% 20191	300	299
WM. Wrigley Jr. Co. 3.375% 20201	2,950	2,947
		51,074
Consumer discretionary 5.80%
Amazon.com, Inc. 2.80% 2024	100	96
Amazon.com, Inc. 3.15% 2027	450	428
Amazon.com, Inc. 4.05% 2047	1,375	1,297
American Honda Finance Corp. 1.65% 2021	200	191
American Honda Finance Corp. 2.60% 2022	100	97
American Honda Finance Corp. 3.50% 2028	200	192
Bayerische Motoren Werke AG 2.15% 20201	100	99

American Funds Corporate Bond Fund — Page 7 of 13

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Bayerische Motoren Werke AG 2.00% 20211	$400	$385
Bayerische Motoren Werke AG 3.45% 20231	200	196
BMW US Capital, LLC 3.40% 20211	100	99
DaimlerChrysler North America Holding Corp. 2.25% 20201	425	419
DaimlerChrysler North America Holding Corp. 2.70% 20201	1,250	1,232
DaimlerChrysler North America Holding Corp. 2.20% 20211	725	693
DaimlerChrysler North America Holding Corp. 3.35% 20231	1,200	1,175
DaimlerChrysler North America Holding Corp. 3.50% 20251	300	283
Ford Motor Co. 5.291% 2046	1,750	1,412
General Motors Co. 6.60% 2036	45	44
General Motors Co. 6.75% 2046	305	297
General Motors Co. 5.40% 2048	1,350	1,162
General Motors Co. 5.95% 2049	905	819
General Motors Financial Co. 3.55% 2021	200	196
General Motors Financial Co. 3.50% 2024	690	632
Home Depot, Inc. 3.90% 2028	875	878
Home Depot, Inc. 4.50% 2048	675	679
Hyundai Capital America 2.55% 20201	1,150	1,131
Hyundai Capital America 3.25% 20221	725	702
McDonald’s Corp. 3.35% 2023	130	128
McDonald’s Corp. 3.50% 2027	175	168
McDonald’s Corp. 3.80% 2028	140	136
McDonald’s Corp. 4.875% 2045	475	475
McDonald’s Corp. 4.45% 2047	1,275	1,197
McDonald’s Corp. 4.45% 2048	475	446
Morongo Band of Mission Indians 7.00% 20391,4	1,100	1,104
Newell Rubbermaid Inc. 2.60% 2019	10	10
Sands China Ltd. 5.40% 20281	2,500	2,395
Starbucks Corp. 3.10% 2023	600	586
Starbucks Corp. 3.80% 2025	2,285	2,251
Starbucks Corp. 4.00% 2028	615	604
Starbucks Corp. 3.75% 2047	200	165
Starbucks Corp. 4.50% 2048	685	633
Toyota Motor Credit Corp. 2.15% 2022	200	191
Toyota Motor Credit Corp. 2.70% 2023	1,025	989
Toyota Motor Credit Corp. 3.20% 2027	340	324
Toyota Motor Credit Corp. 3.05% 2028	384	362
Volkswagen Group of America Finance, LLC 4.00% 20211	1,015	1,013
Volkswagen Group of America Finance, LLC 4.25% 20231	950	934
Volkswagen Group of America Finance, LLC 4.75% 20281	1,000	957
		29,902
Communication services 5.38%
AT&T Inc. (3-month USD-LIBOR + 1.18%) 3.514% 20243	2,990	2,950
AT&T Inc. 4.35% 2045	1,500	1,232
CCO Holdings LLC and CCO Holdings Capital Corp. 3.579% 2020	200	199
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025	200	199
CCO Holdings LLC and CCO Holdings Capital Corp. 3.75% 2028	200	180
CCO Holdings LLC and CCO Holdings Capital Corp. 4.20% 2028	2,280	2,126
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 2047	930	833
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2048	1,885	1,763
Comcast Corp. 3.95% 2025	1,960	1,955
Comcast Corp. 4.15% 2028	2,275	2,259
Comcast Corp. 4.60% 2038	520	510

American Funds Corporate Bond Fund — Page 8 of 13

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Communication services (continued)	Principal amount (000)	Value (000)
Comcast Corp. 4.00% 2047	$490	$429
Comcast Corp. 4.00% 2048	605	533
Comcast Corp. 4.70% 2048	1,475	1,443
Deutsche Telekom International Finance BV 1.95% 20211	250	239
Deutsche Telekom International Finance BV 2.485% 20231	1,175	1,097
Deutsche Telekom International Finance BV 3.60% 20271	350	327
Deutsche Telekom International Finance BV 4.375% 20281	1,978	1,943
NBC Universal Enterprise, Inc. 5.25% 20491	475	482
Verizon Communications Inc. 4.50% 2033	525	513
Verizon Communications Inc. 4.862% 2046	775	742
Vodafone Group PLC 3.75% 2024	1,000	976
Vodafone Group PLC 4.375% 2028	2,138	2,057
Vodafone Group PLC 5.25% 2048	2,775	2,567
WPP Finance 2010 3.75% 2024	200	186
		27,740
Industrials 4.77%
3M Co. 2.25% 2023	1,616	1,542
3M Co. 2.25% 2026	80	72
3M Co. 3.625% 2028	526	527
Burlington Northern Santa Fe LLC 4.15% 2048	250	236
Continental Airlines, Inc., Series 2000-2, Class A1, 7.707% 20224	30	32
CSX Corp. 3.80% 2028	3,025	2,926
CSX Corp. 4.25% 2029	485	486
CSX Corp. 4.75% 2048	270	267
ERAC USA Finance Co. 2.70% 20231	1,725	1,628
General Dynamics Corp. 3.375% 2023	470	467
General Dynamics Corp. 3.75% 2028	1,100	1,096
Lockheed Martin Corp. 2.50% 2020	83	82
Lockheed Martin Corp. 3.10% 2023	135	132
Lockheed Martin Corp. 4.50% 2036	10	10
Lockheed Martin Corp. 4.70% 2046	150	154
Norfolk Southern Corp. 3.65% 2025	1,100	1,089
Northrop Grumman Corp. 2.55% 2022	1,415	1,354
Northrop Grumman Corp. 3.25% 2028	800	746
Rockwell Collins, Inc. 2.80% 2022	390	378
Roper Technologies, Inc. 2.80% 2021	25	24
Siemens AG 2.70% 20221	250	244
Siemens AG 2.00% 20231	500	461
Siemens AG 3.125% 20241	1,100	1,068
Siemens AG 2.35% 20261	990	887
Union Pacific Corp. 3.95% 2028	350	346
Union Pacific Corp. 4.50% 2048	635	613
United Technologies Corp. 3.65% 2023	1,380	1,362
United Technologies Corp. 3.95% 2025	685	678
United Technologies Corp. 3.125% 2027	275	253
United Technologies Corp. 4.125% 2028	3,190	3,139
Westinghouse Air Brake Technologies Corp. 4.15% 2024	2,336	2,258
		24,557
Real estate 2.54%
Alexandria Real Estate Equities, Inc. 3.95% 2028	35	33
American Campus Communities, Inc. 3.35% 2020	110	109
American Campus Communities, Inc. 3.75% 2023	1,350	1,335

American Funds Corporate Bond Fund — Page 9 of 13

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Real estate (continued)	Principal amount (000)	Value (000)
American Campus Communities, Inc. 4.125% 2024	$200	$199
American Campus Communities, Inc. 3.625% 2027	1,890	1,738
Essex Portfolio LP 3.625% 2022	200	198
Essex Portfolio LP 3.50% 2025	70	68
Essex Portfolio LP 3.375% 2026	200	189
Kimco Realty Corp. 3.40% 2022	1,525	1,486
Kimco Realty Corp. 3.30% 2025	1,000	939
Kimco Realty Corp. 4.125% 2046	265	222
Scentre Group 2.375% 20211	130	126
Scentre Group 3.50% 20251	450	428
Scentre Group 3.75% 20271	1,175	1,120
WEA Finance LLC 3.25% 20201	390	387
Westfield Corp. Ltd. 3.15% 20221	4,585	4,492
		13,069
Information technology 2.41%
Apple Inc. 2.10% 2022	170	162
Apple Inc. 2.30% 2022	250	242
Apple Inc. 2.90% 2027	375	348
Apple Inc. 3.00% 2027	500	468
Apple Inc. 3.20% 2027	800	762
Apple Inc. 3.35% 2027	370	356
Broadcom Ltd. 3.00% 2022	1,025	987
Broadcom Ltd. 3.625% 2024	575	544
Broadcom Ltd. 3.875% 2027	1,655	1,498
Broadcom Ltd. 3.50% 2028	1,600	1,390
Microsoft Corp. 1.55% 2021	800	769
Microsoft Corp. 2.40% 2022	250	244
Microsoft Corp. 3.30% 2027	455	443
Microsoft Corp. 4.25% 2047	150	152
Oracle Corp. 1.90% 2021	1,425	1,372
Oracle Corp. 4.00% 2046	275	250
Oracle Corp. 4.00% 2047	150	136
Visa Inc. 2.15% 2022	1,400	1,342
Visa Inc. 2.80% 2022	1,000	978
		12,443
Materials 1.93%
Chevron Phillips Chemical Co. LLC 3.30% 20231	390	383
Chevron Phillips Chemical Co. LLC 3.70% 20281	500	491
Dow Chemical Co. 4.125% 2021	100	101
Dow Chemical Co. 4.80% 20281	500	502
Dow Chemical Co. 4.625% 2044	100	89
Dow Chemical Co. 5.55% 20481	90	92
DowDuPont Inc. 4.205% 2023	500	505
DowDuPont Inc. 4.725% 2028	3,140	3,190
DowDuPont Inc. 5.419% 2048	590	605
LYB International Finance BV 3.50% 2027	25	23
LYB International Finance BV 4.875% 2044	100	90
LyondellBasell Industries NV 6.00% 2021	200	210
Praxair, Inc. 3.00% 2021	100	100
Sherwin-Williams Co. 2.75% 2022	450	432
Sherwin-Williams Co. 3.125% 2024	600	568
Sherwin-Williams Co. 3.45% 2027	1,740	1,596

American Funds Corporate Bond Fund — Page 10 of 13

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Sherwin-Williams Co. 4.50% 2047	$195	$173
Westlake Chemical Corp. 5.00% 2046	535	486
Westlake Chemical Corp. 4.375% 2047	345	291
		9,927
Total corporate bonds & notes		464,039
U.S. Treasury bonds & notes 5.26% U.S. Treasury 4.41%
U.S. Treasury 2.50% 2020	3,291	3,276
U.S. Treasury 2.625% 2021	278	277
U.S. Treasury 2.625% 2021	258	257
U.S. Treasury 2.75% 2023	736	733
U.S. Treasury 2.75% 2023	634	631
U.S. Treasury 2.875% 2023	8,905	8,914
U.S. Treasury 2.875% 2023	1,731	1,734
U.S. Treasury 2.75% 2025	348	344
U.S. Treasury 2.875% 2028	180	178
U.S. Treasury 3.125% 2028	3,686	3,725
U.S. Treasury 3.00% 20485	2,766	2,607
U.S. Treasury 3.125% 2048	88	85
		22,761
U.S. Treasury inflation-protected securities 0.85%
U.S. Treasury Inflation-Protected Security 0.625% 20236	4,451	4,369
Total U.S. Treasury bonds & notes		27,130
Bonds & notes of governments & government agencies outside the U.S. 0.73%
PT Indonesia Asahan Aluminium Tbk 6.757% 20481	1,000	989
Saudi Arabia (Kingdom of) 4.625% 20471	575	525
Saudi Arabia (Kingdom of) 5.00% 20491	650	627
United Mexican States 4.15% 2027	1,700	1,627
		3,768
Municipals 0.09% South Carolina 0.07%
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-E, 5.25% 2055	350	372
Illinois 0.02%
G.O. Bonds, Pension Funding Series 2003, 5.10% 20334	110	104
Total municipals		476
Asset-backed obligations 0.01%
Verizon Owner Trust, Series 2016-1A, Class A, 1.42% 20211,4	58	58
Total bonds, notes & other debt instruments (cost: $511,661,000)		495,471

American Funds Corporate Bond Fund — Page 11 of 13

unaudited

Short-term securities 3.44%	Principal amount (000)	Value (000)
Chevron Corp. 2.26% due 12/5/20181	$2,700	$2,699
Estée Lauder Companies Inc. 2.20% due 12/5/20181	5,000	4,999
HSBC USA Inc. 2.30% due 12/3/20181	10,000	9,999
Total short-term securities (cost: $17,697,000)		17,697
Total investment securities 99.56% (cost: $529,358,000)		513,168
Other assets less liabilities 0.44%		2,289
Net assets 100.00%		$515,457

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount7 (000)	Value at 11/30/20188 (000)	Unrealized appreciation (depreciation) at 11/30/2018 (000)
5 Year U.S. Treasury Note Futures	Long	24	April 2019	$2,400	$2,711	$5
10 Year Ultra U.S. Treasury Note Futures	Short	60	March 2019	(6,000)	(7,590)	(34)
30 Year Ultra U.S. Treasury Bond Futures	Long	18	March 2019	1,800	2,743	3
						$(26)

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 11/30/2018 (000)	Upfront payments/ receipts (000)	Unrealized appreciation at 11/30/2018 (000)
3-month USD-LIBOR	2.51%	11/10/2047	$1,900	$240	$—	$240

1	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $135,450,000, which represented 26.28% of the net assets of the fund.
2	Step bond; coupon rate may change at a later date.
3	Coupon rate may change periodically.
4	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
5	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $187,000, which represented .04% of the net assets of the fund.
6	Index-linked bond whose principal amount moves with a government price index.
7	Notional amount is calculated based on the number of contracts and notional contract size.
8	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol
Auth. = Authority
G.O. = General Obligation
LIBOR = London Interbank Offered Rate
Rev. = Revenue
USD/$ = U.S. dollars

American Funds Corporate Bond Fund — Page 12 of 13

unaudited

Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

All Capital Group trademarks referenced are registered trademarks owned by The Capital Group Companies, Inc. or an affiliated company. All other company and product names mentioned are the trademarks or registered trademarks of their respective companies.

©2019 Capital Group. All rights reserved.

MFGEFPX-032-0119O-S66020	American Funds Corporate Bond Fund — Page 13 of 13

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	Effective May 28, 2018, the American Funds Corporate Bond Fund’s investment adviser implemented a new fixed income order management, trading, and compliance system. In connection with introducing this new system, additional automated and manual controls were implemented and some existing controls were modified. None of these changes were in response to any identified deficiency or weakness in the American Funds Corporate Bond Fund’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS CORPORATE BOND FUND

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: January 31, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: January 31, 2019

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: January 31, 2019